NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of noncurrent assets held-for-sale [abstract]
Schedule of the movement of non-current assets held for sale

The movement of the non-current assets held for sale during the years ended December 31, 2025, 2024 and 2023 is as follows:

	December 31, 2025		December 31, 2024		December 31, 2023
Balance at the beginning of the year	Ps.	105,214	Ps.	101,184	Ps.	92,830
Additions		58,993		102,486		72,466
Assets sold, net		(51,651)		(57,229)		(121,178)
Increase / decrease due to changes in fair value		(867)		(4,662)		(70)
Reclassifications (1)		(40,708)		(44,457)		62,058
Effect of movements in exchange rates		—		4,501		(7,094)
Assets of disposal group classified as held for sale (2)		18,199,621		—		—
Discontinued operation (3)		(13,989)		3,391		2,172
Balance at year end	Ps.	18,256,613	Ps.	105,214	Ps.	101,184
(1)	Includes reclassifications made as of December 31, 2025: i) to investment properties for Ps. (26,604), ii) to other assets for Ps. (28,092), and iii) from own use for Ps. 13,988; for December 31, 2024 reclassifications: i) to investment properties by Ps. (22,370); ii) to other assets by Ps. (20,894); and iii) to Properties, plant and equipment for Ps. (1,193), to December 31, 2023 reclassifications to i) to investment properties by Ps. (95,593) ii) from other assets by Ps. 25,654 and iii) from Properties, plant and equipment for Ps. 131,997.
(2)	See note 13.A., "Assets and liabilities classified as held for sale of Multi Financial Group".
(3)	See note 13.B., "Discontinued operation related to Multi Financial Group".

Schedule of the detail of non-current assets held for sale

The following is the detail of the non-current assets held for sale:

	December 31, 2025		December 31, 2024
Foreclosed assets
Vehicles	Ps.	6,464	Ps.	8,144
Other movable property		—		1,093
Residential real estate		4,403		24,361
Other real estate		21,939		40,930
	Ps.	32,806	Ps.	74,528
Assets received from leasing agreements
Vehicles		247		—
Real estate		10,988		3,666
	Ps.	11,235	Ps.	3,666
Other non-current assets held for sale
Land	Ps.	—	Ps.	5,158
Real estate		5,893		14,889
Other		7,058		6,973
Assets of disposal group classified as held for sale (1)		18,199,621		—
	Ps.	18,212,572	Ps.	27,020
Total	Ps.	18,256,613	Ps.	105,214

Schedule of the detail of associated liabilities to assets held for sale

The following is the detail of the associated liabilities to assets held for sale:

	December 31, 2025		December 31, 2024
Other accounts payable	Ps.	2,372	Ps.	3,544
Liabilities of disposal group classified as held for sale (1)		16,459,367		—
Total	Ps.	16,461,739	Ps.	3,544

(1) See note 13.A., "Assets and liabilities classified as held for sale of Multi Financial Group".

Schedule of impairment estimate recognized in balance sheet accounts for discontinued operation held for sale

		Values
Net carrying amount of assets recognized as non‑current assets held for sale	Ps.	1,884,238
Fair value less costs to sell of assets recognized as non‑current assets held for sale		1,740,254
Impairment to recognize	Ps.	143,984

Allocation of impairment for recognized assets
Goodwill	Ps.	136,858
Intangibles	Ps.	7,126

Schedule of assets and liabilities were reclassified as held for sale in connection with the discontinued operation

The following assets and liabilities were reclassified as held for sale in connection with the discontinued operation as of December 31, 2025:

		2025
		Value
Assets
Cash and cash equivalents	Ps.	351,881
Trading assets		118,664
Investment securities		2,856,396

Loans:
Commercial		7,730,539
Consumer		3,836,119
Mortgages		3,110,177
Interbank and overnight funds		138,892
		14,815,727
Loss allowance		(262,011)
Total loans, net		14,553,716

Other accounts receivable, net		383,898
Non-current assets held for sale		27,201

Tangible assets
Property, plant and equipment for own-use and given in operating lease, net		197,768
Right-of-use assets		33,076
Investment properties		10,026
		240,870
Intangibles
Other intangible assets		93,650
		93,650

Income tax assets:
Current		54,618
Deferred		107,283
		161,901

Other assets		164,423
Total assets		18,952,600
Effects arising from intra-group transactions		(752,979)
Total assets of disposal group held for sale	Ps.	18,199,621

		2025
		Value
Liabilities

Customer deposits:
Checking accounts	Ps.	2,066,299
Savings accounts		2,128,587
Time deposits		8,630,875
Other deposits		3,770
		12,829,531

Financial obligations:
Interbank borrowings and overnight funds		94,089
Borrowings from banks and others		2,446,554
Bonds issued		1,407,405
		3,948,048

Provisions
Non legal related		960
		960

Income tax liabilities:
Current		1,495
Deferred		1,475
		2,970

Employee benefits		14,468
Other liabilities		416,369
Total liabilities		17,212,346
Effects arising from intra-group transactions		(752,979)
Total liabilities of disposal group held for sale	Ps.	16,459,367

Net of assets and liabilities as non-current held for sale	Ps.	1,740,254

Schedule of financial statements of discontinued operation

Discontinued operations	Notes		2025		2024		2023
Interest income calculated using the effective interest method
Loan portfolio		Ps.	1,110,214	Ps.	1,114,791	Ps.	1,168,073
Cash and cash equivalents			558		22,452		25,471
Other accounts receivable			(17,547)		(38,874)		(12,906)
Investments in debt securities			117,024		111,661		87,067
Total interest income			1,210,249		1,210,030		1,267,705

Interest expense
Deposits			(567,311)		(580,792)		(502,565)
Financial obligations			(271,068)		(289,050)		(373,416)
Total interest expense			(838,379)		(869,842)		(875,981)
Net interest income			371,870		340,188		391,724

Impairment (losses) recoveries on financial assets
Loans and other accounts receivable			(158,774)		(139,539)		(155,027)
Other financial assets			4,269		825		2,112
Net impairment loss on financial assets			(154,505)		(138,714)		(152,915)
Net interest income, after impairment losses			217,365		201,474		238,809

Income from commissions and fees			179,544		138,540		140,572
Expenses from commissions and fees			(58,265)		(30,725)		(29,563)
Net income from commissions and fees			121,279		107,815		111,009

Net trading income			4,302		2,670		3,116
Other income			383,849		244,491		182,481
Other expenses			(668,923)		(526,337)		(471,046)

Income before income tax			57,872		30,113		64,369

Discontinued operations	Notes		2025		2024		2023
Income tax	19		(31,226)		(4,449)		(1,361)
Net income for the period from discontinued operations		Ps.	26,646	Ps.	25,664	Ps.	63,008

Net income attributable to owners of the parent
Net income for the period from discontinued operations, net of tax			18,366		17,689		43,429
Owners of the parent		Ps.	18,366	Ps.	17,689	Ps.	43,429

Net income attributable to non-controlling interests
Net income for the period from discontinued operations, net of tax			8,280		7,975		19,579
Non-controlling interests		Ps.	8,280	Ps.	7,975	Ps.	19,579
Net income for the period		Ps.	26,646	Ps.	25,664	Ps.	63,008

Net income per share attributable to controlling interests (in Colombian pesos)	25		0.77		0.75		1.83

	Note		2025		2024		2023

Net income		Ps.	26,646	Ps.	25,664	Ps.	63,008

Other comprehensive income
Items that will be reclassified to profit or loss
Net foreign investment coverage
Unrealized net gain on fixed-income investments			171,542		50,695		113,940
		Ps.	171,542	Ps.	50,695	Ps.	113,940

Items that will not be reclassified to profit or loss
Actuarial losses in employee retirement plans			(796)		(5,393)		(1,694)
Income tax			199		1,348		423
		Ps.	(597)	Ps.	(4,045)	Ps.	(1,271)

Other comprehensive income, net of taxes	25.6		170,945		46,650		112,669
Total comprehensive income, net of taxes		Ps.	197,591	Ps.	72,314	Ps.	175,677

Total comprehensive income for the year attributable to:
Owners of the parent			135,679		49,702		120,747
Non-controlling interests			61,912		22,612		54,930
		Ps.	197,591	Ps.	72,314	Ps.	175,677

	Note		2025		2024		2023

Cash flows from discontinued operations MFG

Net income before income tax		Ps.	57,872	Ps.	30,113	Ps.	64,369
Net cash (used) provided operating activities			(1,260,819)		251,642		(1,893,878)
Net cash provided (used in) investing activities			895,588		(202,561)		331,148
Net cash provided (used) financing activities	21.3		37,780		(2,223)		1,352,734
Effect of foreign currency changes on cash and cash equivalents			(73,843)		99,854		(166,676)
(Decrease) increase in cash and cash equivalents			(401,294)		146,712		(376,672)
Cash and cash equivalents at beginning of year			753,175		606,463		983,135
Cash and cash equivalents at end of year		Ps.	351,881	Ps.	753,175	Ps.	606,463